DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

13. DERIVATIVE FINANCIAL INSTRUMENTS

The Company’s exposure to risks arising from fluctuations in foreign currencies and interest rates related to underlying long-term bank borrowings and forecasted borrowing transactions. In order to minimize the variability caused by those risks, the Company enters into interest rate swaps, cross currency interest rate swaps and forward currency exchange contracts to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps, and expired during the year ended March 31, 2014. The cross currency interest rate swaps entered into during the year ended March 31, 2016 are converting U.S. dollar basis borrowings with variable interest rate into Japanese yen basis borrowings with fixed interest rate. The forward currency exchange contracts entered into during the year ended March 31, 2016 are to receive Japanese yen amount from forecasted borrowing transaction on U.S. dollar basis.

The Company does not designate the interest rate swap and cross currency interest rate swap contracts as hedging instruments for the purpose of applying hedge accounting. Accordingly, those contracts are measured at fair value as either assets or liabilities and changes in their fair value are immediately recognized in earnings.

Volume of Derivative Activities

Notional amounts of cross currency interest rate swaps and forward currency exchange as of March 31, 2016 are summarized as follows:

Thousands of
Yen
Cross currency interest rate swaps	¥2,251,545
Forward currency exchange	136,488

Impacts on the Consolidated Financial Statements

The fair values of derivatives in the consolidated balance sheets as of March 31, 2016 are summarized as follows:

		Thousands of Yen
	Balance sheet	Fair value
Derivative liabilities
Derivatives designated as hedging instruments
Forward currency exchange	Derivative liabilities	3,943
Cross currency interest rate swaps	Derivative liabilities	254,262

Gains and losses related to derivatives recorded in the consolidated statements of operations for the year ended March 31, 2016 are summarized as follows:

Derivatives not designated as hedging instruments:

		Thousands of Yen
		Losses recognized
	Statement of	in Statements of Operations
	operations	on derivatives
Forward currency exchange	Loss on derivatives	(3,943)
Cross currency interest rate swap	Loss on derivatives	(254,262)